VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen Intermediate Term Municipal Income Fund

Supplement dated December 7, 2009 to the
Class A Shares, Class B Shares and Class C Shares
Prospectus dated January 30, 2009,
as previously supplemented on October 20, 2009 and
August 14, 2009
and the
Class I Shares Prospectus dated January 30, 2009,
as previously supplemented on October 20, 2009 and September 14, 2009

The Prospectus is hereby supplemented as follows:

The first two paragraphs of the section entitled “Investment Advisory Services — Portfolio management” are hereby deleted in their entirety and replaced with the following:

Portfolio management. The Fund is managed by members of the Adviser’s Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Thomas Byron and Robert J. Stryker, each a Vice President of the Adviser, and Robert W. Wimmel, an Executive Director of the Adviser.

Mr. Byron has been associated with the Adviser in an investment management capacity since 1981 and began managing the Fund in December 2009. Mr. Stryker has been associated with the Adviser in an investment management capacity since 1994 and began managing the Fund in July 2005. Mr. Wimmel has been associated with the Adviser in an investment management capacity since 1996 and began managing the Fund in July 2005.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

INFSPT 12/09

VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen Municipal Income Fund

Supplement dated December 7, 2009 to the
Class A Shares, Class B Shares and Class C Shares
Prospectus dated January 30, 2009,
as previously supplemented on October 20, 2009 and
August 14, 2009
and the
Class I Shares Prospectus dated January 30, 2009,
as previously supplemented on October 20, 2009 and September 14, 2009

The Prospectus is hereby supplemented as follows:

The first two paragraphs of the section entitled “Investment Advisory Services — Portfolio management” are hereby deleted in their entirety and replaced with the following:

Portfolio management. The Fund is managed by members of the Adviser’s Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Thomas Byron and Robert J. Stryker, each a Vice President of the Adviser, and Robert W. Wimmel, an Executive Director of the Adviser.

Mr. Byron has been associated with the Adviser in an investment management capacity since 1981 and began managing the Fund in December 2009. Mr. Stryker has been associated with the Adviser in an investment management capacity since 1994 and began managing the Fund in July 2005. Mr. Wimmel has been associated with the Adviser in an investment management capacity since 1996 and began managing the Fund in July 2005.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MIFSPT 12/09

VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen New York Tax Free Income Fund

Supplement dated December 7, 2009 to the
Class A Shares, Class B Shares and Class C Shares
Prospectus dated January 30, 2009,
as previously supplemented on October 20, 2009 and
August 14, 2009
and the
Class I Shares Prospectus dated January 30, 2009,
as previously supplemented on October 20, 2009 and September 14, 2009

The Prospectus is hereby supplemented as follows:

The first two paragraphs of the section entitled “Investment Advisory Services — Portfolio management” are hereby deleted in their entirety and replaced with the following:

Portfolio management. The Fund is managed by members of the Adviser’s Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Mark Paris, an Executive Director of the Adviser, and Robert J. Stryker and Julius Williams, each a Vice President of the Adviser.

Mr. Paris has been associated with the Adviser in an investment management capacity since 2002 and began managing the Fund in December 2007. Mr. Stryker has been associated with the Adviser in an investment management capacity since 1994 and began managing the Fund in December 2007. Mr. Williams has been associated with the Adviser in an investment management capacity since 2000 and began managing the Fund in December 2009.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NYTFSPT 12/09

VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen California Insured Tax Free Fund

Supplement dated December 7, 2009 to the
Class A Shares, Class B Shares and Class C Shares
Prospectus dated January 30, 2009,
as previously supplemented on October 20, 2009 and
August 14, 2009
and the
Class I Shares Prospectus dated January 30, 2009,
as previously supplemented on October 20, 2009 and September 14, 2009

The Prospectus is hereby supplemented as follows:

The first two paragraphs of the section entitled “Investment Advisory Services — Portfolio management” are hereby deleted in their entirety and replaced with the following:

Portfolio management. The Fund is managed by members of the Adviser’s Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Thomas Byron and Robert J. Stryker, each a Vice President of the Adviser, and Robert W. Wimmel, an Executive Director of the Adviser.

Mr. Byron has been associated with the Adviser in an investment management capacity since 1981 and began managing the Fund in December 2009. Mr. Stryker has been associated with the Adviser in an investment management capacity since 1994 and began managing the Fund in July 2005. Mr. Wimmel has been associated with the Adviser in an investment management capacity since 1996 and began managing the Fund in December 2009.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CAISPT 12/09

VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen Insured Tax Free Income Fund

Supplement dated December 7, 2009 to the
Class A Shares, Class B Shares and Class C Shares
Prospectus dated January 30, 2009,
as previously supplemented on October 20, 2009 and
August 14, 2009
and the
Class I Shares Prospectus dated January 30, 2009,
as previously supplemented on October 20, 2009 and September 14, 2009

The Prospectus is hereby supplemented as follows:

The first two paragraphs of the section entitled “Investment Advisory Services — Portfolio management” are hereby deleted in their entirety and replaced with the following:

Portfolio management. The Fund is managed by members of the Adviser’s Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Thomas Byron and Robert J. Stryker, each a Vice President of the Adviser, and Robert W. Wimmel, an Executive Director of the Adviser.

Mr. Byron has been associated with the Adviser in an investment management capacity since 1981 and began managing the Fund in December 2009. Mr. Stryker has been associated with the Adviser in an investment management capacity since 1994 and began managing the Fund in July 2005. Mr. Wimmel has been associated with the Adviser in an investment management capacity since 1996 and began managing the Fund in July 2005.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TFINSPT 12/09

VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen Strategic Municipal Income Fund

Supplement dated December 7, 2009 to the
Class A Shares, Class B Shares and Class C Shares
Prospectus dated January 30, 2009,
as previously supplemented on October 21, 2009,
October 20, 2009, August 14, 2009 and May 29, 2009
and the
Class I Shares Prospectus dated January 30, 2009,
as previously supplemented on October 21, 2009, October 20, 2009, September 14, 2009 and May 29, 2009

The Prospectus is hereby supplemented as follows:

The first two paragraphs of the section entitled “Investment Advisory Services — Portfolio management” are hereby deleted in their entirety and replaced with the following:

Portfolio management. The Fund is managed by members of the Adviser’s Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are William D. Black, Mark Paris and James D. Phillips, each an Executive Director of the Adviser.

Mr. Black has been associated with the Adviser in an investment management capacity since 1998 and began managing the Fund in December 2007. Mr. Paris has been associated with the Adviser in an investment management capacity since 2002 and began managing the Fund in December 2007. Mr. Phillips has been associated with the Adviser in an investment management capacity since 1991 and began managing the Fund in 2002.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STMISPT2 12/09

VAN KAMPEN TAX FREE TRUST

Supplement dated December 7, 2009 to the
Statement of Additional Information
dated January 30, 2009

The Statement of Additional Information is hereby supplemented as follows:

(1) In the section entitled “Fund Management – Other Accounts Managed by the Portfolio Managers – California Insured Tax Free Fund,” the two paragraphs are hereby deleted in their entirety and replaced with the following:

As of September 30, 2009, Thomas Byron managed 25 registered investment companies with a total of approximately $15.4 billion in assets; no pooled investment vehicles other than registered investment companies; and 2 other accounts with a total of approximately $29.0 million in assets.

As of September 30, 2009, Robert J. Stryker managed 25 registered investment companies with a total of approximately $15.4 billion in assets; no pooled investment vehicles other than registered investment companies; and 2 other accounts with a total of approximately $29.0 million in assets.

As of September 30, 2009, Robert W. Wimmel managed 25 registered investment companies with a total of approximately $15.4 billion in assets; no pooled investment vehicles other than registered investment companies; and 2 other accounts with a total of approximately $29.0 million in assets.

(2) In the section entitled “Fund Management – Other Accounts Managed by the Portfolio Managers – Insured Tax Free Income Fund,” the three paragraphs are hereby deleted in their entirety and replaced with the following:

As of September 30, 2009, Thomas Byron managed 25 registered investment companies with a total of approximately $15.4 billion in assets; no pooled investment vehicles other than registered investment companies; and 2 other accounts with a total of approximately $29.0 million in assets.

As of September 30, 2009, Robert J. Stryker managed 25 registered investment companies with a total of approximately $15.4 billion in assets; no pooled investment vehicles other than registered investment companies; and 2 other accounts with a total of approximately $29.0 million in assets.

As of September 30, 2009, Robert W. Wimmel managed 25 registered investment companies with a total of approximately $15.4 billion in assets; no pooled investment vehicles other than registered investment companies; and 2 other accounts with a total of approximately $29.0 million in assets.

(3) In the section entitled “Fund Management – Other Accounts Managed by the Portfolio Managers – Intermediate Term Municipal Income Fund and Municipal Income Fund,” the four paragraphs are hereby deleted in their entirety and replaced with the following:

As of September 30, 2009, Thomas Byron managed 25 registered investment companies with a total of approximately $15.4 billion in assets; no pooled investment vehicles other than registered investment companies; and 2 other accounts with a total of approximately $29.0 million in assets.

As of September 30, 2009, Robert J. Stryker managed 25 registered investment companies with a total of approximately $15.4 billion in assets; no pooled investment vehicles other than registered investment companies; and 2 other accounts with a total of approximately $29.0 million in assets.

As of September 30, 2009, Robert W. Wimmel managed 25 registered investment companies with a total of approximately $15.4 billion in assets; no pooled investment vehicles other than registered investment companies; and 2 other accounts with a total of approximately $29.0 million in assets.

(4) In the section entitled “Fund Management – Other Accounts Managed by the Portfolio Managers – New York Tax Free Income Fund,” the three paragraphs are hereby deleted in their entirety and replaced with the following:

As of September 30, 2009, Mark Paris managed 25 registered investment companies with a total of approximately $15.4 billion in assets; no pooled investment vehicles other than registered investment companies; and 2 other accounts with a total of approximately $29.0 million in assets.

As of September 30, 2009, Robert J. Stryker managed 25 registered investment companies with a total of approximately $15.4 billion in assets; no pooled investment vehicles other than registered investment companies; and 2 other accounts with a total of approximately $29.0 million in assets.

As of December 3, 2009, Julius Williams managed 9 registered investment companies with a total of approximately $1.6 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

(5) In the section entitled “Fund Management – Other Accounts Managed by the Portfolio Managers – Strategic Municipal Income Fund,” the four paragraphs are hereby deleted in their entirety and replaced with the following:

As of September 30, 2008, William D. Black managed four registered investment companies with a total of approximately $1.6 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

As of September 30, 2009, Mark Paris managed 25 registered investment companies with a total of approximately $15.4 billion in assets; no pooled investment vehicles other than registered investment companies; and 2 other accounts with a total of approximately $29.0 million in assets.

As of September 30, 2008, James D. Phillips managed two registered investment companies with a total of approximately $5.5 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

(6) The section entitled “Fund Management – Securities Ownership of Portfolio Managers – California Insured Tax Free Fund,” is hereby deleted in its entirety and replaced with the following:

As of the date indicated below, the dollar range of securities beneficially owned by each portfolio manager in such Fund is shown below:

Thomas Byron – none1;
Robert J. Stryker – none2;
Robert W. Wimmel – none1.

1.  As of September 30, 2009.
2. As of September 30, 2008.

(7) The section entitled “Fund Management – Securities Ownership of Portfolio Managers – Insured Tax Free Income Fund,” is hereby deleted in its entirety and replaced with the following:

As of the date indicated below, the dollar range of securities beneficially owned by each portfolio manager in such Fund is shown below:

Thomas Byron – none1;
Robert J. Stryker – none2;
Robert W. Wimmel – none2.

1. As of September 30, 2009.
2. As of September 30, 2008.

(8) The section entitled “Fund Management – Securities Ownership of Portfolio Managers – Intermediate Term Municipal Income Fund,” is hereby deleted in its entirety and replaced with the following:

As of the date indicated below, the dollar range of securities beneficially owned by each portfolio manager in such Fund is shown below:

Thomas Byron – $1 – $10,0001;
Robert J. Stryker – none2;
Robert W. Wimmel – none2.

1. As of September 30, 2009.
2. As of September 30, 2008.

(9) The section entitled “Fund Management – Securities Ownership of Portfolio Managers – Municipal Income Fund,” is hereby deleted in its entirety and replaced with the following:

As of the date indicated below, the dollar range of securities beneficially owned by each portfolio manager in such Fund is shown below:

Thomas Byron – $1 – $10,0001;
Robert J. Stryker – none2;
Robert W. Wimmel – none2.

1. As of September 30, 2009.
2. As of September 30, 2008.

(10) The section entitled “Fund Management – Securities Ownership of Portfolio Managers – New York Tax Free Income Fund,” is hereby deleted in its entirety and replaced with the following:

As of the date indicated below, the dollar range of securities beneficially owned by each portfolio manager in such Fund is shown below:

Mark Paris – none1;
Robert J. Stryker – none1;
Julius Williams – none2.

1. As of September 30, 2008.
2. As of December 3, 2009.

(11) The section entitled “Fund Management – Securities Ownership of Portfolio Managers – Strategic Municipal Income Fund,” is hereby deleted in its entirety and replaced with the following:

As of September 30, 2008, the dollar range of securities beneficially owned by each portfolio manager in such Fund is shown below:

William D. Black*- none;
Mark Paris – none;
James D. Phillips* – none;

* Not included in the table above, the portfolio manager has made investments in one of more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MULTIFNDSPTSAI 12/09